Share capital, stock options and other stock-based plans - Aggregate intrinsic values (Details) - Share units - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding	$ 3,283	$ 3,310
Exercisable	0	0
Exercised	$ 386	$ 524